Financial Instruments - Schedule of Level 3 Financial Assets Fair Values (Details) - Level 3 - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial assets associated with contingent consideration arrangements
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	¥ 26,852	¥ 25,446
Changes recognized as finance income (expenses)	1,905	(1,043)
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	(3,412)	0
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	2,182	2,448
Settled and received during the period	(3,722)	0
Purchases	0	0
Sales	0	0
Transfers to Level 1	0	0
Acquisition from sale of intangible assets associated with products	0	0
Acquisition from conversion of convertible notes	0	0
Transfers from investments accounted for using the equity method	0	0
Transfers to investments accounted for using the equity method	0	0
As of the end of the year	23,806	26,852
Equity instruments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	64,263	52,468
Changes recognized as finance income (expenses)	0	0
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	0	0
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	8,244	23,345
Settled and received during the period	0	0
Purchases	8,527	7,919
Sales	(22)	(644)
Transfers to Level 1	(1,711)	(23,856)
Acquisition from sale of intangible assets associated with products	0	5,645
Acquisition from conversion of convertible notes	1,368	725
Transfers from investments accounted for using the equity method	3,404	0
Transfers to investments accounted for using the equity method	(837)	(1,339)
As of the end of the year	¥ 83,236	¥ 64,263